UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 31, 2024	Jul. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,781,803	14,781,803
Common stock, shares outstanding	14,781,803	14,781,803
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares issued	80,000	80,000
Preferred stock, shares outstanding	80,000	80,000
Undesignated Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	19,920,000	19,920,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0